ORGANIZATION, BUSINESS AND BASIS OF PRESENTATION (Details) - USD ($)	Aug. 01, 2022	Oct. 29, 2021	Oct. 28, 2021	Sep. 30, 2022	Aug. 09, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Mar. 24, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Sale of stock
Ordinary shares, shares issued				24,233,024,799				3,354,650,799					1,201,460,800
Ordinary shares, shares outstanding				24,233,024,799				3,354,650,799					1,201,460,800
Shares owned (as a percent)	12.50%	88.00%
Bridge Notes
Sale of stock
Aggregate purchase price			$ 12,000,000.0
Debt instrument, face amount					$ 5,000,000							$ 5,000,000.0
Cellect shareholders immediately prior to the merger
Sale of stock
Shares owned (as a percent)		12.00%
Private Placement
Sale of stock
Aggregate purchase price			17,000,000.0
Debt instrument, face amount			12,000,000
Private Placement | Bridge Notes
Sale of stock
Aggregate purchase price			$ 5,000,000.0
ADS
Sale of stock
Number of shares represented for one ADS			5,000
Ordinary shares, shares issued		670,930		4,846,605				670,930
Ordinary shares, shares outstanding		670,930		4,846,605		1,013,031	670,931	670,930	240,292	240,292	240,292		240,292	240,292	240,292